UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 119,422	$ 16,671	¥ 119,171
Restricted cash	391	55	376
Accounts receivable, net of allowances of RMB4,916 and RMB5,769 (US$805) as of December 31, 2024 and June 30, 2025, respectively	54,114	7,554	50,804
Prepayments and other current assets	16,503	2,302	14,264
Total current assets	190,430	26,582	184,615
Non-current assets:
Property and equipment, net	3,151	440	4,573
Operating lease right-of-use assets	17,399	2,429	17,146
Intangible assets, net	12,100	1,689	13,767
Goodwill	37,785	5,275	37,785
Long-term investments	113,339	15,822	113,506
Deferred tax assets	11	2	131
Other non-current assets	6,779	945	6,510
Total non-current assets	190,564	26,602	193,418
Total assets	380,994	53,184	378,033
Current liabilities:
Short-term loan (including short-term loan of the variable interest entity ("VIE") without recourse to the Company of RMB3,000 and nil as of December 31, 2024 and June 30, 2025, respectively)			3,000
Accounts payable (including accounts payable of the VIE without recourse to the Company of RMB26,479 and RMB32,378 (US$4,520) as of December 31, 2024 and June 30, 2025, respectively)	38,387	5,359	32,691
Deferred revenue and customer deposits (including deferred revenue and customer deposits of the VIE without recourse to the Company of RMB129,918 and RMB119,993 (US$16,750) as of December 31, 2024 and June 30, 2025, respectively)	156,095	21,790	147,111
Operating lease liabilities (including operating lease liabilities of the VIE without recourse to the Company of RMB2,750 and RMB3,027 (US$423) as of December 31, 2024 and June 30, 2025, respectively)	4,766	665	4,461
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIE without recourse to the Company of RMB68,349 and RMB55,889 (US$7,802) as of December 31, 2024 and June 30, 2025, respectively)	68,449	9,555	74,370
Total current liabilities	267,697	37,369	261,633
Non-current liabilities:
Operating lease liabilities (including non-current operating lease liabilities of the VIE without recourse to the Company of RMB6,437 and RMB7,103 (US$992) as of December 31, 2024 and June 30, 2025, respectively)	13,055	1,822	13,376
Deferred tax liabilities (including non-current deferred tax liabilities of the VIE without recourse to the Company of RMB3,059 and RMB2,118 (US$296) as of December 31, 2024 and June 30, 2025, respectively)	2,118	296	3,059
Other non-current liabilities (including other non-current liabilities of the VIE without recourse to the Company of RMB567 and RMB567 (US$79) as of December 31, 2024 and June 30, 2025, respectively)	567	79	567
Total non-current liabilities	15,740	2,197	17,002
Total liabilities	283,437	39,566	278,635
Commitments and contingencies
Shareholders' equity
Treasury shares (442,915 and 833,768 class A common shares as of December 31, 2024 and June 30, 2025, respectively)	(4,319)	(603)	(1,674)
Additional paid-in capital	1,047,406	146,212	1,045,221
Accumulated deficit	(998,288)	(139,356)	(995,715)
Accumulated other comprehensive income	19,770	2,760	20,040
Total Aurora Mobile Limited's shareholders' equity	64,620	9,020	67,922
Noncontrolling interests	32,937	4,598	31,476
Total shareholders' equity	97,557	13,618	99,398
Total liabilities and shareholders' equity	380,994	53,184	378,033
Class A Common Shares
Shareholders' equity
Common shares	40	5	39
Class B Common Shares
Shareholders' equity
Common shares	¥ 11	$ 2	¥ 11